Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2021	December 31, 2022
		NT$000	NT$000
Syndicated bank loan	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	54,000	—
Government granted bank loans	Borrowing period is from March 11, 2020 to October 15, 2032; interest is repayable monthly; principal is repayable monthly from March 15, 2023	9,463,131	14,056,131
Less: Fee on syndicated bank loan		(10,026)	—
Less: Unamortized interest on government granted bank loans		(93,740)	(88,330)
Less: Current portion (fee included)		(46,826)	(1,522,917)
		9,366,539	12,444,884
Interest rate range		0.45%~1.7895%	1.075%~1.625%
Unused credit lines of long-term bank loan
NT$000		8,776,868	9,671,868